Biological Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Biological Assets (Details) [Line Items]
Increase or decrease in the biological asset value	R$ 18,565	R$ 7,775	R$ 23,484
Increase and decrease sugarcane and grains/cotton	1.00%
Biological Assets [Member]
Biological Assets (Details) [Line Items]
Increase or decrease in the biological asset value	R$ 2,744
Increase or decrease in the biological asset value	R$ 3,824